FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
Fair value measurements [Abstract]
Fair Value Measurements	Fair Value Measurements

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy establishes three levels to classify the inputs to valuation techniques used to measure fair value. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are quoted prices in markets that are not active, quoted prices for similar assets or liabilities in active markets, inputs other than quoted prices that are observable for the asset or liability (for example, interest rate and yield curves observable at commonly quoted intervals, forward pricing curves used to value currency and commodity contracts and volatility measurements used to value option contracts), or inputs that are derived principally from or corroborated by observable market data or other means. Level 3 inputs are unobservable (supported by little or no market activity). The fair value hierarchy gives the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs.
a)     Assets and Liabilities Measured at Fair Value on a Recurring Basis

Fair Value Measurements
At December 31, 2025	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Aggregate Fair Value
	(Level 1)	(Level 2)	(Level 3)
Contingent consideration[3]	$—	$—	$240	$240
Other investments[1]	131	—	—	131
Derivatives[2]	—	(386)	—	(386)
Receivables from provisional copper and gold sales	—	250	—	250
Receivable from NOVAGOLD[4]	—	—	168	168
	$131	($136)	$408	$403

Fair Value Measurements
At December 31, 2024	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Aggregate Fair Value
	(Level 1)	(Level 2)	(Level 3)
Contingent consideration[3]	$—	$—	$58	$58
Other investments[1]	42	—	—	42
Receivables from provisional copper and gold sales	—	204	—	204
	$42	$204	$58	$304
[1]     Includes equity investments in other mining companies.
[2]       Refer to note 25c for further details.
[3]       2025 primarily includes contingent consideration relating to the Tongon mine, Norte Abierto project, Hemlo mine and Alturas project. 2024 primarily includes contingent consideration relating to the Norte Abierto project and has been changed to include contingent consideration.
[4]       Refer to note 4 for further details.
b)   Fair Values of Financial Assets and Liabilities

	At December 31, 2025		At December 31, 2024
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Financial assets
Other assets[1]	$940	$940	$891	$891
Other investments[2]	131	131	42	42
Contingent consideration[3]	240	240	58	58
	$1,311	$1,311	$991	$991
Financial liabilities
Debt[4]	$4,703	$4,970	$4,729	$4,821
Derivative liabilities[5]	386	386	—	—
Other liabilities	803	803	595	595
	$5,892	$6,159	$5,324	$5,416
[1]Includes restricted cash and amounts due from our partners and joint ventures.
[2]Includes equity investments in other mining companies. Recorded at fair value. Quoted market prices are used to determine fair value.
[3]2025 primarily includes contingent consideration relating to the Tongon mine, Norte Abierto project, Hemlo mine and Alturas project. 2024 primarily includes contingent consideration relating to the Norte Abierto project and have been changed to include contingent consideration.
[4]Debt is generally recorded at amortized cost. The fair value of debt is primarily determined using quoted market prices. Balance includes both current and long-
term portions of debt.
[5]Refer to note 25 for further details.

The fair values of the Company’s remaining financial assets and liabilities, which include cash and equivalents, accounts receivable and trade and other payables, approximate their carrying values due to their short-term nature. We do not offset financial assets with financial liabilities.
c)   Assets Measured at Fair Value Valuation Techniques
Receivables from Provisional Copper and Gold Sales
The fair value of receivables arising from copper and gold sales contracts that contain provisional pricing mechanisms is determined using the appropriate quoted forward price from the exchange that is the principal active market for the particular metal. As such, these receivables, which meet the definition of an embedded derivative, are classified within Level 2 of the fair value hierarchy.
Other Long-Term Assets
The fair value of property, plant and equipment, goodwill, intangibles and other assets is determined primarily using an income approach based on unobservable cash flows, and as a result is classified within Level 3 of the fair value hierarchy. Refer to note
21 for disclosure of inputs used to develop these measures.
Contingent Consideration
The fair value of contingent consideration is determined based on unobservable production and/or resource conversion, and as a result is classified within Level 3 of the fair value hierarchy.  The significant unobservable input used is forecasted gold prices, which ranged from $2,700/oz to $3,965/oz in 2025 (2024: $1,500/oz).  The higher the forecasted gold price, the higher the fair value.
Derivative Instruments
The fair value of derivative instruments is determined using option pricing models that utilize a variety of inputs that are a combination of quoted prices and market-corroborated inputs.  As a result, the derivative instruments are classified within Level 2 of the fair value hierarchy.